Parent company accounts - Statement of changes in equity - GBP (£) £ in Millions		Total		Called up share capital and share premium [1]	Other equity instruments [1]	Other reserves [2]	Retained earnings		Barclays Bank PLC		Barclays Bank PLC Called up share capital and share premium [3]	Barclays Bank PLC Other equity instruments	[3]	Barclays Bank PLC Other reserves [4]	Barclays Bank PLC Retained earnings
Beginning balance, equity at Dec. 31, 2019		£ 50,615		£ 2,348	£ 8,323	£ 3,235	£ 36,709		£ 46,425		£ 2,348	£ 11,089		£ 678	£ 32,310
Profit after tax		2,451			677		1,774		2,134			829			1,305
Currency translation movements		(647)	[5]			(647)			(519)	[6]				(519)
Fair value through other comprehensive income reserve		383				383			389					389
Cash flow hedges		793				793			788					788
Retirement benefit remeasurement		(108)					(108)		(113)						(113)
Own credit reserve		(581)				(581)			(560)					(560)
Other		3					3		2						2
Total comprehensive income for the year		2,294			677	(52)	1,669		2,121			829		98	1,194
Issue and redemption of other equity instruments		245			298		(53)		2,186			2,239			(53)
Other equity instruments coupons paid		(677)			(677)				(829)			(829)
Employee share schemes		349					349		349						349
Vesting of Barclays PLC shares under share-based payment schemes		(300)					(300)		(300)						(300)
Dividends paid on ordinary shares		(263)					(263)		(263)						(263)
Dividends paid on preference shares and other shareholders' equity		(42)					(42)		(42)						(42)
Capital contribution from Barclays Plc		1,500					1,500		1,500						1,500
Other reserve movements		(11)					(11)		(4)						(4)
Ending balance, equity at Dec. 31, 2020		53,710	[7]	2,348	8,621	3,183	39,558	[7]	51,143	[8]	2,348	13,328	[9]	776	34,691	[8]
Profit after tax		4,588	[10]		631		3,957	[7]	3,436	[11],[12]		795	[9]		2,641	[8]
Currency translation movements		(155)	[5],[7]			(155)			128	[6],[8],[12]				128
Fair value through other comprehensive income reserve		(362)	[7]			(362)			(363)	[8]				(363)
Cash flow hedges		(1,799)	[7]			(1,799)			(1,815)	[8]				(1,815)
Retirement benefit remeasurement		644	[7]				644	[7]	612	[8]					612	[8]
Own credit reserve		(13)	[7]			(13)			31	[8]				31
Other		0	[13]						0	[12]
Total comprehensive income for the year		2,903	[13]		631	(2,329)	4,601	[7]	2,029	[8],[12]		795	[9]	(2,019)	3,253	[8]
Issue and redemption of other equity instruments		1,075	[7]		1,072		3	[7]	1,075	[8]		1,072	[9]		3	[8]
Other equity instruments coupons paid		(631)	[7]		(631)				(795)	[8]		(795)	[9]
Employee share schemes		436	[7]				436	[7]	418	[8]					418	[8]
Vesting of Barclays PLC shares under share-based payment schemes		(356)	[7]				(356)	[7]	(356)	[8]					(356)	[8]
Dividends paid on ordinary shares		(794)	[7]				(794)	[7]	(794)	[8]					(794)	[8]
Dividends paid on preference shares and other shareholders' equity		(27)	[7]				(27)	[7]	(27)	[8]					(27)	[8]
Capital contribution from Barclays Plc	[7]	0
Other reserve movements		1	[7]			7	(6)	[7]	(1)	[8]				7	(8)	[8]
Ending balance, equity at Dec. 31, 2021		£ 56,317	[7]	£ 2,348	£ 9,693	£ 861	£ 43,415	[7]	£ 52,692	[8]	£ 2,348	£ 14,400	[9]	£ (1,236)	£ 37,180	[8]

[1]	For further details refer to Note 27.
[2]	For further details refer to Note 28.
[3]	For further details refer to Note 27 in the Barclays Bank PLC Annual Report 2021.
[4]	For further details refer to Note 28 in the Barclays Bank PLC Annual Report 2021.
[5]	Includes £28m loss (2020: £8m loss; 2019: £15m profit) on recycling of currency translation differences.
[6]	Includes £0m (2020:£0m; 2019: £45m profit) on recycling of currency translation differences.
[7]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[8]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[9]	Other equity instruments includes AT1 securities issued by Barclays Bank PLC and borrowings of $6bn from a wholly-owned, indirect subsidiary of Barclays Bank PLC. The borrowings have been recorded as equity since, under their terms, interest payments are non cumulative and discretionary whilst repayment of principal is perpetually deferrable by Barclays Bank PLC. Should Barclays Bank PLC make a discretionary dividend payment on its ordinary shares in the six months preceding the date of an interest payment, it will be obliged to make that interest payment. In 2021, interest paid on these borrowings was £164m.
[10]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[11]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[12]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.The Parent company financials on pages 111 to 114 form part of this note.
[13]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.